Borrowings (Tables)	9 Months Ended
Sep. 30, 2022
Borrowings.
Schedule of external debt classification

	September 30,	December 31,
	2022	2021
	$’000	$’000

Non‑current
Senior Notes	1,919,269	1,916,062
Bank borrowings	658,088	485,409
External debt	2,577,357	2,401,471
Current
Senior Notes	22,708	27,195
Bank borrowings	513,562	177,216
Letters of credit	173,235	3,208
External debt	709,505	207,619

Total borrowings	3,286,862	2,609,090

Schedule of debt by debt instrument

									September 30,	December 31,
	Currency	Maturity date			Interest rate				2022	2021
									$’000	$’000

Senior notes
IHS Holding Limited	US Dollar			2026			5.63%		504,578	496,850
IHS Holding Limited	US Dollar			2028			6.25%		505,569	497,367
IHS Netherlands Holdco B.V.	US Dollar			2027			8.00%		931,830	949,042

Bank borrowings
IHS Holding Bridge Facility	US Dollar			2023			5.50	% + CAS + SOFR	280,741	—
IHS (Nigeria) Limited	Nigerian Naira			2023			12.50%		36,739	—
IHS (Nigeria) Limited	Nigerian Naira			2023			15.00%		23,700	—
INT Towers Ltd	Nigerian Naira			2024			2.50	% + 3M NIBOR	222,834	284,882
INT Towers Ltd	US Dollar			2024			4.25	% + 3M LIBOR	73,458	92,769
IHS Côte d'Ivoire Ltd	CFA Franc			2024			5.00%		20,003	31,627
IHS Côte d'Ivoire Ltd	Euro			2024			3.00	% + 3M EURIBOR	15,204	24,156
IHS Zambia Ltd	US Dollar			2027			5.00	% + 3M LIBOR	93,907	93,164
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real			2029			3.65	% + CDI	68,531	69,768
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real			2028			3.05	% + CDI	83,996	—
IHS Kuwait Limited	Kuwait Dinari			2029			2.00	% + 3M KIBOR	66,198	66,257
IHS Towers South Africa Proprietary Limited	South African Rand			2029			2.75	% + 3M JIBAR	186,339	—

Letters of credit
IHS (Nigeria) Limited	US Dollar			2023	6.00	-	9.30%		56,848	—
IHS (Nigeria) Limited	US Dollar			2023	6.00	-	9.30%		10,009	—
INT Towers Ltd	US Dollar	2022	-	2023	6.00	-	10.70%		103,327	—
ITNG Limited	US Dollar			2023			9.30%		956	—
Global Independent Connect Limited	US Dollar			2023	8.25	-	9.30%		824	—
Global Independent Connect Limited	Chinese Yuan			2022	8.25	-	9.30%		1,271	3,208

									3,286,862	2,609,090